Financial statements preparation (Policies)	6 Months Ended
Mar. 31, 2022
Financial statements preparation
Financial statements preparation	Financial statements preparation

This general purpose Interim Financial Report for the half year ended 31 March 2022 has been prepared in accordance with Australian Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001 (Cth) and is also compliant with International Accounting Standard IAS 34 Interim Financial Reporting.

The Interim Financial Report does not include all the notes of the type normally included in an Annual Financial Report. Accordingly, this Interim Financial Report is to be read in conjunction with the Annual Financial Report for the year ended 30 September 2021 and any relevant public announcements made by Westpac during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001 (Cth) and the ASX Listing Rules.

The Interim Financial Report complies with current Australian Accounting Standards (AAS) as they relate to interim financial reports.

The Interim Financial Report was authorised for issue by the Board of Directors on 8 May 2022.

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

Accounting policies

The accounting policies adopted in the preparation of this Interim Financial Report are consistent with those in the Annual Financial Report for the year ended 30 September 2021. As such, balances as at 31 March 2021 for deferred income tax assets, intangibles, other assets and retained profits has been restated for changes in accounting policy in relation to Software-as-a-Service (refer to Note 1 of the 2021 Annual Report for further details).

Critical accounting assumptions and estimates

Critical accounting assumptions and estimates

In preparing the Interim Financial Report, the application of the Group’s accounting policies requires the use of judgement, assumptions and estimates.

The areas of judgement, assumptions and estimates in the Interim Financial Report, including the key sources of estimation uncertainty, are consistent with those in the Annual Financial Report for the year ended 30 September 2021. Details on specific judgements in relation to the calculation of provisions for ECL including overlays are included in Note 10.

Amendments to Accounting Standards effective this period

Amendments to Accounting Standards effective this period

No new accounting standards have been adopted by the Group for the half year ended 31 March 2022. There have been no amendments to existing accounting standards that have had a material impact to the Group.

Future developments in accounting standards

Future developments in accounting standards

AASB 17 Insurance Contracts (AASB 17) was issued on 19 July 2017 and will be effective for the 30 September 2024 year end unless early adopted. This will replace AASB 4 Insurance Contracts (AASB 4), AASB 1023 General Insurance Contracts and AASB 1038 Life Insurance Contracts. However, the Group’s remaining insurance businesses are classified as held for sale with the sale transactions expected to complete prior to AASB 17 taking effect. As a result, we do not anticipate the standard having any impact on the Group.

Other amendments to existing standards that are not yet effective are not expected to have a material impact to the Group.

Interest rate benchmark reform (IBOR)

Interest rate benchmark reform (IBOR)

The IBOR reform and the enterprise-wide IBORs Transition Programme the Group has established to manage the impacts of this reform are detailed in Note 21 of the Group’s 2021 Annual Report.

A number of IBORs had a 31 December 2021 cessation date. The Group ceased to enter into new contracts referencing these rates and the Group’s existing exposures at 30 September 2021 have either matured or transitioned to an alternative reference rate (ARR) with the exception of a small number of trades with immaterial balances. These remaining balances will be valued using synthetic rates, however no new trades will be entered into referencing these synthetic rates.

Certain US LIBOR tenors have not yet transitioned to an ARR as they have a cessation date of 30 June 2023. The Group has monitoring controls in place to assess US LIBOR exposures on a regular basis. These include assessing customers and counterparties for readiness to transition or the inclusion of fallback provisions as well as compliance with an overall Programme objective to transition away from USD LIBOR transactions. In addition, the Group’s exposure to new contracts referencing these rates is limited by regulatory guidelines whereby transactions from 31 December 2021 can only be entered into for risk management purposes.